CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents	$ 130,874	$ 243,809	$ 217,178
Accounts receivable	1,015,447	1,565,114	542,210
Inventories	838,785	496,971	279,783
Prepayment to suppliers	382,545	279,229	306,969
Other current assets	199,073	32,107	49,705
Total Current Assets	2,566,724	2,617,230	1,395,845
Fixed assets, net	142,137	163,001	38,620
Deposit	346,255	346,659	51,601
Intangible assets	87,275	63,831	63,831
Goodwill	3,057,003	3,057,003	2,444,558
Total Assets	6,199,394	6,247,724	3,994,455
Current Liabilities:
Accounts payable and accrued expenses	3,748,487	4,082,198	2,152,951
Short term borrowings	0	7,661	448,801
Advance from customers	496,385	795,431	40,951
Due to related parties	136,887	140,396	150,637
Taxes payable	$ 155,151	$ 99,584	159,478
Derivative liability			819,922
Notes Payable current portion	$ 264,158	$ 49,397	526,257
Total Current Liabilities	4,801,068	5,174,667	4,298,997
Accrued retirement benefits	96,518	92,948	2,150
Notes payable long term	95,599	273,646	145,316
Other long term liabilities	196,579	129,748	0
Total Liabilities	$ 5,189,764	$ 5,671,009	$ 4,446,463
Commitments (Note 8)
Leo Motors, Inc.("LEOM") Equity(Deficit):
Common stock ($0.001 par value; 300,000,000 shares authorized); 163,198,512 and 158,948,604 shares issued and outstanding at March 31, 2016 and December 31, 2015	$ 163,199	$ 158,949	$ 138,624
Additional paid-in capital	20,990,286	20,367,272	17,723,248
Accumulated other comprehensive income	1,329,240	1,251,120	511,229
Accumulated loss	(25,827,119)	(25,404,609)	(21,357,211)
Total Equity(Deficit) Leo Motors, Inc.	(3,344,394)	(3,627,268)	(2,984,110)
Non-controlling interest	4,354,024	4,203,983	2,532,102
Total Equity(Deficit)	1,009,630	576,715	(452,008)
Total Liabilities and Equity(Deficit)	$ 6,199,394	$ 6,247,724	$ 3,994,455